Related Party Transactions - Schedule of Major Related Parties that Transacted with the Group (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Bingyi Zhao	An affiliate of Bingyi Zhao
Shanghai Youzhang Commerical Information Consulting Partnership (Limited Partnership) (“Shanghai Youzhang”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li	An affiliate of Jia Li
Ningbo Youheng Automobile Service Co., Ltd. (“Ningbo Youheng Automobile” [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li	An affiliate of Jia Li
Zhejiang Youxiaodian Automobile Service Co., Ltd. (“Zhejiang Youxiaodian”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li	An affiliate of Jia Li
Qingshan Wei [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	Controlling shareholder of U Power Limited	Controlling shareholder of U Power Limited
Youjia Technology (Shanghai) Co., Ltd. (“Youjia Technology”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li	An affiliate of Jia Li
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li	An affiliate of Jia Li
Jia Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	Controlling shareholder, Director and CEO of U Power Limited	Controlling shareholder, Director and CEO of U Power Limited
Amounts due from related parties	¥ 4,330	¥ 583			$ 604	$ 80
Amounts due to related parties	¥ 924				129		582	228
Bingyi Zhao
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	Director and Chief Financial Officer of U Power Limited	Director and Chief Financial Officer of U Power Limited
Amounts due from related parties	¥ 413	¥ 535			58	73	11
Amounts due to related parties	¥ 215	¥ 219			30	30	673	23
Shandong Youyidian Automobile Technology Co., Ltd. (“Shandong Youyidian”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li	An affiliate of Jia Li
Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Nanmu (Shanghai) Financial Leasing Co., Ltd(“Nanmu”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li	An affiliate of Jia Li
Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	Director of U Power Limited	Director of U Power Limited
Amounts due from related parties	¥ 320	¥ 438			45	60
Nanmu (Shanghai) Financial Leasing Co., Ltd [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties	40,002	20,001			5,584	2,740
Shanghai Youcang [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties		100				14	111	100
Related Party [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties	45,065	21,657			6,291	2,967	142	120
Amounts due to related parties	2,520	3,239			352	444	5,431	251
Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due to related parties	20	3,020			3	$ 414	¥ 4,170
UNEX EV
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due to related parties	¥ 1,361				$ 190
Loans to Nanmu (Shanghai) Financial Leasing Co., Ltd [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties			¥ 20,001	$ 2,792
Loans to Jia Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties		248	3,747	523
Loans to Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties			(118)	(16)
Loans to Shanghai Youcang [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties		(11)	(100)	(14)
Loans to Bingyi Zhao [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties		27
Loans to Bingyi Zhao [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties			(122)	(17)
Loans from Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties		(4,170)	(3,000)	(419)
Loans from Jia Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties		(582)	924	129
Loans from Bingyi Zhao [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties		(382)	(4)	(1)
Loans from UNEX EV [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties			1,361	$ 190
Loans from Hangzhou Youyue [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties		¥ (6)